Related Party Transactions - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee			0.250		0.25
Annual fee cap			0.15		15
Net investment income	$ 79.6	$ 77.9	$ 238.9	$ 207.3	$ 275.7	$ 188.1	$ 147.5
Accrued expenses and other payables	248.4		248.4		214.4	201.8
Other investments, at fair value	204.7		204.7		209.3	221.3
General, administrative and corporate expenses	125.6	120.1	400.1	352.8	503.6	494.2	418.0
Privately-held Investments, trading	341.2		341.2		475.0	533.0
Gain (loss) on investments	22.0	11.3	48.8	47.4	75.9	5.0	56.2
Fixed income securities, trading at fair value	1,281.3		1,281.3		1,485.7	1,475.5
Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income					9.4	4.9	5.8
Accrued expenses and other payables					2.1	4.5
Apollo Real Estate Fund
Related Party Transaction [Line Items]
Gain (loss) on investments	0.0	0.2	0.1	0.6	0.4	3.1
Beneficial owner
Related Party Transaction [Line Items]
Accounts payable, current	1.2		1.2		1.2	2.0
Apollo Real Estate Fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value	20.1		20.1		23.9	25.3
Related Party
Related Party Transaction [Line Items]
Other investments, at fair value	38.5		38.5		39.8
General, administrative and corporate expenses	1.3	1.2	3.8	3.7	5.0	5.0	5.0
Privately-held Investments, trading	75.4		75.4		112.4	44.8
Gain (loss) on investments	0.6	1.4	3.7	6.1	8.7	(0.4)	0.0
Fixed income securities, trading at fair value	120.9		120.9		129.8	0.0
Related Party | Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income	0.0	2.1	2.8	7.3	9.4	4.9	5.8
Accrued expenses and other payables	4.0		4.0		2.1	4.5
Related Party | Management Consulting Agreement
Related Party Transaction [Line Items]
Net investment income	0.3	4.8	10.7	13.3	19.6	3.1	$ 0.0
Accrued expenses and other payables	1.3		1.3		1.2	1.3
Related Party | Dividends
Related Party Transaction [Line Items]
Accrued expenses and other payables	20.0		20.0		0.0
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value	38.5		38.5		39.8	38.0
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred	1.6	1.3	4.2	3.7	5.5	(0.4)
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments, trading	68.3		68.3		82.2	44.8
CLOs
Related Party Transaction [Line Items]
Net investment income	1.0	4.6	9.6	13.8	17.4	0.0
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Fixed income securities, trading at fair value					129.8	0.0
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net investment income		$ 0.4	0.6	$ 2.5	5.8	0.0
Gain (loss) on investments	(1.6)
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Fixed income securities, trading at fair value	7.1		$ 7.1		$ 45.1	$ 0.0
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management			1.00%		1.00%
Dollar amount option to percentage fee	$ 5.0		$ 5.0		$ 5.0